SECURTER SYSTEMS INC. (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about business combination [abstract]
Summarized financial statements of Securter Systems Inc.

The following is the summarized statement of financial position of Securter Systems Inc. as at September 7, 2020 and December 31, 2019:

	September 7, 2020		December 31, 2019
	$		$

Current

Assets		26,413		79
Liabilities		(2,183)		-

Total Current Net Assets		24,230		79

Non-Current

Assets		29,840		26,761
Liabilities		(26,600)		(26,565)

Total Non-Current Net Assets		3,240		196

Total Net Equity by Shareholders		27,470		275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the period ended September 7, 2020:

	$

Net Loss for the period from inception to the year ended December 31, 2019		158,844
Net Loss for the period ended September 8, 2020		185,455

		343,299